Shareholder Report, Holdings (Details) - C000244572	Dec. 31, 2024
Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%